Fair Value Measurements - Summary of Financial Assets Measured at Fair Value On Recurring Basis by Level Within Fair Value Hierarchy (Detail) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gross Unrealized Holding Losses	$ (1)	$ (74)
Aggregate Fair Value	0	0
Fair Value, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Amortized Costs	145,607	179,629
Gross Unrealized Holding Gains	43	143
Gross Unrealized Holding Losses	(1)	(74)
Aggregate Fair Value	145,650	179,698
Fair Value, Recurring | Level 1 | Cash equivalents | Money market funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Amortized Costs	110,979	44,883
Gross Unrealized Holding Gains	0	0
Gross Unrealized Holding Losses	0	0
Aggregate Fair Value	110,979	44,883
Fair Value, Recurring | Level 1 | Short-term investments | U.S. Treasury securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Amortized Costs		53,790
Gross Unrealized Holding Gains		58
Gross Unrealized Holding Losses		(32)
Aggregate Fair Value		53,816
Fair Value, Recurring | Level 2 | Short-term investments | US Government-sponsored Enterprises Debt Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Amortized Costs		29,645
Gross Unrealized Holding Gains		24
Gross Unrealized Holding Losses		(38)
Aggregate Fair Value		29,631
Fair Value, Recurring | Level 2 | Short-term investments | Commercial paper
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Amortized Costs		18,097
Gross Unrealized Holding Gains		5
Gross Unrealized Holding Losses		(4)
Aggregate Fair Value		18,098
Fair Value, Recurring | Level 2 | Short-term investments | Corporate debt
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Amortized Costs	34,628	33,214
Gross Unrealized Holding Gains	43	56
Gross Unrealized Holding Losses	(1)	0
Aggregate Fair Value	$ 34,671	$ 33,270